Subsequent Events - Activity Related to Warrant Exchange Agreements (Details) - shares				3 Months Ended		9 Months Ended
	Feb. 27, 2024	Jan. 03, 2024	Dec. 27, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024
Subsequent Event [Line Items]
Warrants exercised (in shares)	336,124	925,000		0		3,283,941
Common Class A | Common Stock
Subsequent Event [Line Items]
Stock issued upon exercise of warrants (in shares)	73,947	203,500	9,550,274		277,447
Subsequent Event
Subsequent Event [Line Items]
Warrants exercised (in shares)	336,124	925,000
Subsequent Event | Common Class A | Common Stock
Subsequent Event [Line Items]
Stock issued upon exercise of warrants (in shares)	73,947	203,500